SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 6)	12 Months Ended
	Dec. 31, 2020 USD ($) integer $ / shares shares	Sep. 30, 2021 shares	Dec. 31, 2019 shares
Number of shares issued	29,270,502	29,270,502	2,661,316
Number of shares outstanding	29,270,502	29,270,502	2,661,316
Total equity | $	$ 5,286,620
Method 1 Income Approach DCF Value
Number of shares issued	29,270,502
EBITDA | $	$ 1,219,141
EBITDA multiple | integer	7
LPC stock price value | $ / shares	$ 0.29
Method 2 Cost Approach Free Equity
Number of shares issued	29,270,502
LPC stock price value | $ / shares	$ 0.18
Number of shares outstanding	29,270,502
Total equity | $	$ 5,286,620